Securities (FY) (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Proceeds	$ 12,614	$ 31,599
Gains realized	145	200
Losses realized	$ 2	$ 0